SECURITIES AVAILABLE FOR SALE (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 104,157,471		$ 120,463,474
Gross Unrealized Gains	1,233,668		707,890
Gross Unrealized (Losses)	(920,447)		(3,394,382)
Fair Value	104,470,692		117,776,982
U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,280,359		41,982,901
Gross Unrealized Gains	31,628		34,010
Gross Unrealized (Losses)	(442,381)		(1,101,316)
Fair Value	25,869,606		40,915,595
U.S. treasury securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			5,000,000
Gross Unrealized Gains
Gross Unrealized (Losses)
Fair Value			5,000,000
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,828,579		39,827,427
Gross Unrealized Gains	1,025,719		439,363
Gross Unrealized (Losses)	(280,690)		(1,521,921)
Fair Value	45,573,608		38,744,869
Other securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	248,501	[1]	248,501	[1]
Gross Unrealized Gains
Gross Unrealized (Losses)
Fair Value	248,501	[1]	248,501	[1]
Mortgage-backed: residential
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,800,032		33,404,645
Gross Unrealized Gains	176,321		234,517
Gross Unrealized (Losses)	(197,376)		(771,145)
Fair Value	$ 32,778,977		$ 32,868,017

[1]	Includes a Certificate of Deposit in the amount of $245,000